Loss Per Share (Tables)	12 Months Ended
Sep. 30, 2025
Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share for each of the years presented are calculated as follows:

	September 30, 2025	September 30, 2024	September 30, 2023
	US$	US$	US$
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	(2,429,121)	(5,990,123)	(6,659,441)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	15,486,467	12,637,968	11,655,642

Loss per share attributable to ordinary shareholders —basic and diluted	(0.16)	(0.47)	(0.57)